Puttable Option Liabilities (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Number of stock option vested | shares	199,129
Conversion of number of stock options and strike prices | shares	0.4047
Puttable options fair value | $	$ 100
Description of expired term	These puttable options were considered to expire from 2020 to 2024.
Minimum [Member]
Shareholders with strike prices range | $ / shares	$ 0.99
Maximum [Member]
Shareholders with strike prices range | $ / shares	$ 9.64